Pzena Small Cap Value Fund
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value
Basic Materials - 8.1%
Huntsman Corp.	62,421	$695,370
Koppers Holdings, Inc.	32,601	1,001,503
Olin Corp.	37,514	728,147
Orion S.A.	102,367	1,114,776
		3,539,796

Consumer Discretionary - 23.2%
Adient PLC (a)	66,245	1,032,760
Advance Auto Parts, Inc.	48,662	2,332,370
Dana, Inc.	28,576	475,219
Genesco, Inc. (a)	31,211	678,215
Haverty Furniture Cos., Inc.	31,774	665,983
Helen of Troy, Ltd. (a)	22,299	599,620
Hooker Furnishings Corp.	23,915	234,845
Lear Corp.	5,208	470,907
Malibu Boats, Inc. - Class A (a)	34,675	1,045,104
Newell Brands, Inc.	103,579	548,969
PVH Corp.	11,926	999,041
Steelcase, Inc. - Class A	102,058	1,052,218
		10,135,251

Consumer Staples - 7.1%
Spectrum Brands Holdings, Inc.	19,457	1,124,031
Universal Corp.	17,302	1,131,378
USANA Health Sciences, Inc. (a)	28,739	858,434
		3,113,843

Energy - 4.8%
MRC Global, Inc. (a)	103,403	1,283,231
NOV, Inc.	67,581	810,972
		2,094,203

Financials - 19.1%
Associated Banc-Corp.	35,864	830,969
Bread Financial Holdings, Inc.	17,051	873,693
CNO Financial Group, Inc.	26,218	995,235
Columbia Banking System, Inc.	35,761	836,092
Globe Life, Inc.	3,365	410,093
Old National Bancorp of Indiana	58,480	1,219,893
Synovus Financial Corp.	14,438	690,570
Univest Financial Corp.	20,329	600,112
Webster Financial Corp.	21,069	1,084,632
WSFS Financial Corp.	15,506	820,112
		8,361,401

Health Care - 5.1%
Envista Holdings Corp. (a)	49,318	901,040
Phibro Animal Health Corp. - Class A	7,762	189,548
Teleflex, Inc.	3,609	441,272
Varex Imaging Corp. (a)	92,686	710,902
		2,242,762

Industrials - 22.7%
ABM Industries, Inc.	16,449	866,040
American Woodmark Corp. (a)	21,418	1,207,333
Douglas Dynamics, Inc.	42,165	1,159,116
Korn Ferry	16,094	1,094,553
Masterbrand, Inc. (a)	70,375	717,825
Resideo Technologies, Inc. (a)	51,216	1,060,171
Robert Half, Inc.	18,521	848,077
Shyft Group, Inc.	90,548	949,848
TriMas Corp.	55,777	1,470,839
TrueBlue, Inc. (a)	93,283	559,698
		9,933,500

Real Estate - 0.9%
Marcus & Millichap, Inc.	13,507	389,137

Technology - 7.1%
Avnet, Inc.	20,163	1,008,352
Concentrix Corp.	20,396	1,141,462
ScanSource, Inc. (a)	24,135	974,571
		3,124,385
TOTAL COMMON STOCKS (Cost $47,757,244)		42,934,278

REAL ESTATE INVESTMENT TRUST - 0.9%
Real Estate - 0.9%
DiamondRock Hospitality Co.	54,450	415,998
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $485,495)		415,998

SHORT-TERM INVESTMENT - 1.9%
Money Market Fund - 1.9%
First American Government Obligations Fund - Class X, 4.22% (b)	828,211	828,211
TOTAL SHORT-TERM INVESTMENT (Cost $828,211)		828,211

TOTAL INVESTMENTS - 100.9% (Cost $49,070,950)		44,178,487
Liabilities in Excess of Other Assets - (0.9)%		(410,667)
TOTAL NET ASSETS - 100.0%		$43,767,820
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Pzena Small Cap Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks	$42,934,278	$–	$–	$42,934,278
Real Estate Investment Trust	415,998	–	–	415,998
Short-Term Investment	828,211	–	–	828,211
Total Investments	$44,178,487	$–	$–	$44,178,487

Refer to the Schedule of Investments for further disaggregation of investment categories.